EMPLOYEE BENEFIT PLANS, Amounts Recognized in Consolidated Balance Sheets and Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized on the consolidated balance sheets [Abstract]
Non-current assets	$ 3	$ 3
Non-current liabilities	(135)	(116)
Pension Benefits [Member]
Amounts recognized on the consolidated balance sheets [Abstract]
Non-current assets	3	3
Current liabilities	0	0
Non-current liabilities	(73)	(65)
Total	(70)	(62)
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net loss (net of taxes)	70	70
Unrecognized prior service cost (net of taxes)	3	3
Total	73	73
Accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation	349	269
Accumulated benefit obligation	319	248
Fair value of plan assets	275	208
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Estimated net prior service cost (credit), net of tax, that will be recognized in net periodic pension cost in next fiscal year	1
Estimated net gain (loss), net of tax, that will be recognized in net periodic pension cost in next fiscal year	(8)
Other Post-retirement Benefits [Member]
Amounts recognized on the consolidated balance sheets [Abstract]
Non-current assets	0	0
Current liabilities	(4)	(3)
Non-current liabilities	(61)	(51)
Total	(65)	(54)
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net loss (net of taxes)	6	0
Unrecognized prior service cost (net of taxes)	0	0
Total	6	0
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year [Abstract]
Estimated net gain (loss), net of tax, that will be recognized in net periodic pension cost in next fiscal year	(2)
Amortization period of unrecognized gains and losses (in years)	5Y
Non-qualified Benefit Plans [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net loss (net of taxes)	4
Non-qualified and Post-retirement Benefit Plans [Member]
Amounts recognized on the consolidated balance sheets [Abstract]
Current liabilities	$ 7